EVENTS AFTER THE REPORTING PERIOD (Details) $ in Millions, UZS in Billions				1 Months Ended
	Jul. 04, 2025 USD ($)	Mar. 19, 2025	Mar. 26, 2024	Jul. 31, 2025 USD ($)	Jul. 31, 2025 UZS	Aug. 11, 2025 USD ($)	Jul. 10, 2025 USD ($) shares	Jul. 04, 2025 UZS	Jul. 02, 2025 USD ($)
Kyrgyzstan
Disclosure of non-adjusting events after reporting period
Proportion of ownership interest in subsidiary			50.10%
Major business combination | Kyivstar
Disclosure of non-adjusting events after reporting period
Proportion of ownership interest in subsidiary		89.60%
Major business combination | Kyivstar Group and Cohen Circle
Disclosure of non-adjusting events after reporting period
Contractual capital commitments							$ 52
Number of shares committed to purchase (in shares) | shares							5,000,000
Major business combination | Kyivstar Group and Cohen Circle | Cohen Circle Class A Shareholders
Disclosure of non-adjusting events after reporting period
Contractual capital commitments						$ 178
Percentage of shareholders that exercised their redemption rights						0.254
Major business combination | Kyivstar Group and Cohen Circle | Minimum
Disclosure of non-adjusting events after reporting period
Contractual capital commitments							$ 50
VEON MidCo BV - senior unsecured notes due 2029 | Notes issued
Disclosure of non-adjusting events after reporting period
Notional amount									$ 200
Borrowings, interest rate									9.00%
Unitel - bilateral credit facility | New credit facility
Disclosure of non-adjusting events after reporting period
Facility amount	$ 40							UZS 500
Borrowings term	5 years
Proceeds from borrowings				$ 21	UZS 262